UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	121,336,197	221,586,357
0.1%	Other Investment Companies	167,556	167,556
0.7%	Short-Term Investments	1,532,121	1,532,121
99.9%	Total Investments	123,035,874	223,286,034
0.1%	Other Assets and Liabilities, Net		285,100
100.0%	Net Assets		223,571,134

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets
Automobiles & Components 1.0%
BorgWarner, Inc.	2,800	116,452
Delphi Automotive plc	3,858	293,362
Ford Motor Co.	51,702	701,596
General Motors Co.	18,795	564,226
Harley-Davidson, Inc.	2,702	148,340
Johnson Controls, Inc.	8,594	355,448
The Goodyear Tire & Rubber Co.	3,262	95,675
		2,275,099
Banks 6.0%
Bank of America Corp.	137,163	2,137,015
BB&T Corp.	9,992	355,715
Citigroup, Inc.	39,376	1,953,443
Comerica, Inc.	2,430	99,873
Fifth Third Bancorp	10,405	196,759
Hudson City Bancorp, Inc.	6,250	63,563
Huntington Bancshares, Inc.	10,456	110,834
JPMorgan Chase & Co.	48,558	2,960,581
KeyCorp	11,200	145,712
M&T Bank Corp.	1,871	228,168
People's United Financial, Inc.	3,700	58,201
Regions Financial Corp.	17,127	154,314
SunTrust Banks, Inc.	6,600	252,384
The PNC Financial Services Group, Inc.	6,620	590,504
U.S. Bancorp	21,554	883,930
Wells Fargo & Co.	61,115	3,138,255
Zions Bancorp	2,908	80,086
		13,409,337
Security	Number of Shares	Value ($)
Capital Goods 7.1%
3M Co.	8,151	1,155,567
Allegion plc	1,233	71,095
AMETEK, Inc.	3,009	157,431
Caterpillar, Inc.	7,931	518,370
Cummins, Inc.	2,179	236,596
Danaher Corp.	7,907	673,755
Deere & Co.	4,057	300,218
Dover Corp.	2,100	120,078
Eaton Corp. plc	6,134	314,674
Emerson Electric Co.	8,511	375,931
Fastenal Co.	3,452	126,378
Flowserve Corp.	1,700	69,938
Fluor Corp.	2,000	84,700
General Dynamics Corp.	4,045	558,008
General Electric Co.	131,929	3,327,249
Honeywell International, Inc.	10,069	953,434
Illinois Tool Works, Inc.	4,173	343,480
Ingersoll-Rand plc	3,600	182,772
Jacobs Engineering Group, Inc. *	1,583	59,252
Joy Global, Inc.	1,300	19,409
L-3 Communications Holdings, Inc.	1,100	114,972
Lockheed Martin Corp.	3,530	731,804
Masco Corp.	4,821	121,393
Northrop Grumman Corp.	2,554	423,836
PACCAR, Inc.	4,630	241,547
Parker-Hannifin Corp.	1,835	178,546
Pentair plc	2,399	122,445
Precision Castparts Corp.	1,791	411,411
Quanta Services, Inc. *	2,597	62,873
Raytheon Co.	4,013	438,460
Rockwell Automation, Inc.	1,785	181,124
Rockwell Collins, Inc.	1,900	155,496
Roper Technologies, Inc.	1,279	200,419
Snap-on, Inc.	788	118,941
Stanley Black & Decker, Inc.	2,023	196,191
Textron, Inc.	3,674	138,289
The Boeing Co.	8,419	1,102,468
United Rentals, Inc. *	1,200	72,060
United Technologies Corp.	10,754	956,998
W.W. Grainger, Inc.	842	181,038
Xylem, Inc.	2,295	75,391
		15,874,037
Commercial & Professional Supplies 0.7%
Cintas Corp.	1,157	99,213
Equifax, Inc.	1,542	149,852
Nielsen Holdings plc	4,683	208,253
Pitney Bowes, Inc.	2,900	57,565
Republic Services, Inc.	3,136	129,203
Robert Half International, Inc.	1,750	89,530
Stericycle, Inc. *	1,100	153,241
The ADT Corp.	2,300	68,770
The Dun & Bradstreet Corp.	500	52,500

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tyco International plc	5,313	177,773
Waste Management, Inc.	5,655	281,675
		1,467,575
Consumer Durables & Apparel 1.5%
Coach, Inc.	3,394	98,188
D.R. Horton, Inc.	4,522	132,766
Fossil Group, Inc. *	600	33,528
Garmin Ltd.	1,500	53,820
Hanesbrands, Inc.	5,646	163,395
Harman International Industries, Inc.	900	86,391
Hasbro, Inc.	1,475	106,406
Leggett & Platt, Inc.	1,900	78,375
Lennar Corp., Class A	2,300	110,699
Mattel, Inc.	4,300	90,558
Michael Kors Holdings Ltd. *	2,700	114,048
Mohawk Industries, Inc. *	800	145,432
Newell Rubbermaid, Inc.	3,424	135,967
NIKE, Inc., Class B	8,857	1,089,145
PulteGroup, Inc.	4,442	83,821
PVH Corp.	1,086	110,707
Ralph Lauren Corp.	742	87,675
Under Armour, Inc., Class A *	2,252	217,949
VF Corp.	4,440	302,852
Whirlpool Corp.	1,033	152,120
		3,393,842
Consumer Services 1.9%
Carnival Corp.	5,922	294,323
Chipotle Mexican Grill, Inc. *	409	294,582
Darden Restaurants, Inc.	1,591	109,047
H&R Block, Inc.	3,738	135,316
Marriott International, Inc., Class A	2,657	181,207
McDonald's Corp.	12,482	1,229,852
Royal Caribbean Cruises Ltd.	2,100	187,089
Starbucks Corp.	19,688	1,119,066
Starwood Hotels & Resorts Worldwide, Inc.	2,161	143,663
Wyndham Worldwide Corp.	1,580	113,602
Wynn Resorts Ltd.	1,057	56,148
Yum! Brands, Inc.	5,700	455,715
		4,319,610
Diversified Financials 5.0%
Affiliated Managers Group, Inc. *	700	119,693
American Express Co.	11,372	843,006
Ameriprise Financial, Inc.	2,363	257,874
Berkshire Hathaway, Inc., Class B *	24,516	3,196,886
BlackRock, Inc.	1,650	490,826
Capital One Financial Corp.	7,080	513,442
CME Group, Inc.	4,431	410,931
Discover Financial Services	5,890	306,221
E*TRADE Financial Corp. *	3,576	94,156
Franklin Resources, Inc.	4,900	182,574
Intercontinental Exchange, Inc.	1,459	342,850
Invesco Ltd.	5,704	178,136
Legg Mason, Inc.	1,300	54,093
Leucadia National Corp.	3,939	79,804
McGraw Hill Financial, Inc.	3,530	305,345
Security	Number of Shares	Value ($)
Moody's Corp.	2,423	237,939
Morgan Stanley	20,099	633,119
Nasdaq, Inc.	1,400	74,662
Navient Corp.	5,000	56,200
Northern Trust Corp.	2,831	192,961
State Street Corp.	5,400	362,934
T. Rowe Price Group, Inc.	3,523	244,849
The Bank of New York Mellon Corp.	14,278	558,984
The Charles Schwab Corp. (a)	15,749	449,791
The Goldman Sachs Group, Inc.	5,370	933,091
		11,120,367
Energy 6.9%
Anadarko Petroleum Corp.	6,783	409,625
Apache Corp.	4,808	188,281
Baker Hughes, Inc.	5,563	289,499
Cabot Oil & Gas Corp.	5,120	111,923
Cameron International Corp. *	2,413	147,965
Chesapeake Energy Corp. (b)	6,356	46,589
Chevron Corp.	24,616	1,941,710
Cimarex Energy Co.	1,351	138,451
Columbia Pipeline Group, Inc.	4,092	74,843
ConocoPhillips	16,205	777,192
CONSOL Energy, Inc.	3,119	30,566
Devon Energy Corp.	5,032	186,637
Diamond Offshore Drilling, Inc. (b)	800	13,840
Ensco plc, Class A	3,000	42,240
EOG Resources, Inc.	7,075	515,060
EQT Corp.	1,900	123,063
Exxon Mobil Corp.	54,792	4,073,785
FMC Technologies, Inc. *	3,246	100,626
Halliburton Co.	11,395	402,813
Helmerich & Payne, Inc.	1,300	61,438
Hess Corp.	3,233	161,844
Kinder Morgan, Inc.	23,500	650,480
Marathon Oil Corp.	8,768	135,027
Marathon Petroleum Corp.	7,064	327,275
Murphy Oil Corp.	2,032	49,174
National Oilwell Varco, Inc.	5,001	188,288
Newfield Exploration Co. *	2,141	70,439
Noble Energy, Inc.	5,712	172,388
Occidental Petroleum Corp.	9,997	661,302
ONEOK, Inc.	2,600	83,720
Phillips 66	6,258	480,865
Pioneer Natural Resources Co.	1,985	241,455
Range Resources Corp.	2,214	71,114
Schlumberger Ltd.	16,724	1,153,454
Southwestern Energy Co. *	4,973	63,107
Spectra Energy Corp.	8,748	229,810
Tesoro Corp.	1,600	155,584
The Williams Cos., Inc.	8,890	327,597
Transocean Ltd. (b)	4,624	59,742
Valero Energy Corp.	6,665	400,567
		15,359,378
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	5,775	834,892
CVS Health Corp.	14,619	1,410,441
Sysco Corp.	7,164	279,181

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Kroger Co.	12,910	465,664
Wal-Mart Stores, Inc.	20,582	1,334,537
Walgreens Boots Alliance, Inc.	11,421	949,085
Whole Foods Market, Inc.	4,500	142,425
		5,416,225
Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	25,706	1,398,406
Archer-Daniels-Midland Co.	8,235	341,341
Brown-Forman Corp., Class B	1,427	138,276
Campbell Soup Co.	2,245	113,777
Coca-Cola Enterprises, Inc.	2,700	130,545
ConAgra Foods, Inc.	5,778	234,067
Constellation Brands, Inc., Class A	2,220	277,966
Dr Pepper Snapple Group, Inc.	2,500	197,625
General Mills, Inc.	7,758	435,457
Hormel Foods Corp.	1,704	107,880
Kellogg Co.	3,200	212,960
Keurig Green Mountain, Inc.	1,600	83,424
McCormick & Co., Inc. - Non Voting Shares	1,600	131,488
Mead Johnson Nutrition Co.	2,600	183,040
Molson Coors Brewing Co., Class B	1,978	164,214
Mondelez International, Inc., Class A	21,496	900,037
Monster Beverage Corp. *	1,900	256,766
PepsiCo, Inc.	19,292	1,819,236
Philip Morris International, Inc.	20,371	1,616,031
Reynolds American, Inc.	11,094	491,131
The Coca-Cola Co.	51,245	2,055,949
The Hershey Co.	1,844	169,427
The JM Smucker Co.	1,246	142,156
The Kraft Heinz Co.	7,736	546,007
Tyson Foods, Inc., Class A	3,808	164,125
		12,311,331
Health Care Equipment & Services 4.9%
Abbott Laboratories	19,707	792,615
Aetna, Inc.	4,582	501,317
AmerisourceBergen Corp.	2,660	252,673
Anthem, Inc.	3,436	481,040
Baxter International, Inc.	6,927	227,552
Becton, Dickinson & Co.	2,687	356,457
Boston Scientific Corp. *	17,677	290,080
C.R. Bard, Inc.	1,020	190,036
Cardinal Health, Inc.	4,274	328,329
Cerner Corp. *	4,000	239,840
Cigna Corp.	3,391	457,853
DaVita HealthCare Partners, Inc. *	2,230	161,296
DENTSPLY International, Inc.	1,800	91,026
Edwards Lifesciences Corp. *	1,403	199,464
Express Scripts Holding Co. *	8,837	715,443
HCA Holdings, Inc. *	4,200	324,912
Henry Schein, Inc. *	1,100	145,992
Humana, Inc.	1,980	354,420
Intuitive Surgical, Inc. *	441	202,675
Laboratory Corp. of America Holdings *	1,404	152,292
McKesson Corp.	3,068	567,672
Security	Number of Shares	Value ($)
Medtronic plc	18,505	1,238,725
Patterson Cos., Inc.	980	42,385
Quest Diagnostics, Inc.	1,960	120,481
St. Jude Medical, Inc.	3,678	232,045
Stryker Corp.	4,207	395,879
Tenet Healthcare Corp. *	1,325	48,919
UnitedHealth Group, Inc.	12,381	1,436,320
Universal Health Services, Inc., Class B	1,200	149,772
Varian Medical Systems, Inc. *	1,300	95,914
Zimmer Biomet Holdings, Inc.	2,183	205,049
		10,998,473
Household & Personal Products 1.9%
Colgate-Palmolive Co.	11,678	741,086
Kimberly-Clark Corp.	4,813	524,810
The Clorox Co.	1,600	184,848
The Estee Lauder Cos., Inc., Class A	2,900	233,972
The Procter & Gamble Co.	35,710	2,568,977
		4,253,693
Insurance 2.7%
ACE Ltd.	4,297	444,310
Aflac, Inc.	5,663	329,190
American International Group, Inc.	16,895	959,974
Aon plc	3,610	319,882
Assurant, Inc.	800	63,208
Cincinnati Financial Corp.	2,199	118,306
Genworth Financial, Inc., Class A *	6,400	29,568
Lincoln National Corp.	3,262	154,814
Loews Corp.	3,891	140,621
Marsh & McLennan Cos., Inc.	6,998	365,436
MetLife, Inc.	14,462	681,883
Principal Financial Group, Inc.	3,663	173,406
Prudential Financial, Inc.	5,814	443,085
The Allstate Corp.	5,421	315,719
The Chubb Corp.	2,980	365,497
The Hartford Financial Services Group, Inc.	5,615	257,055
The Progressive Corp.	7,273	222,845
The Travelers Cos., Inc.	4,239	421,908
Torchmark Corp.	1,300	73,320
Unum Group	2,953	94,732
XL Group plc	4,100	148,912
		6,123,671
Materials 2.8%
Air Products & Chemicals, Inc.	2,509	320,098
Airgas, Inc.	734	65,568
Alcoa, Inc.	17,755	171,513
Avery Dennison Corp.	1,100	62,227
Ball Corp.	1,800	111,960
CF Industries Holdings, Inc.	3,075	138,068
E.I. du Pont de Nemours & Co.	11,800	568,760
Eastman Chemical Co.	2,000	129,440
Ecolab, Inc.	3,497	383,691
FMC Corp.	1,700	57,647
Freeport-McMoRan, Inc.	13,377	129,623

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
International Flavors & Fragrances, Inc.	1,000	103,260
International Paper Co.	5,598	211,548
LyondellBasell Industries N.V., Class A	5,063	422,052
Martin Marietta Materials, Inc.	800	121,560
Monsanto Co.	6,262	534,399
Newmont Mining Corp.	7,152	114,933
Nucor Corp.	3,999	150,162
Owens-Illinois, Inc. *	2,000	41,440
PPG Industries, Inc.	3,508	307,617
Praxair, Inc.	3,662	373,011
Sealed Air Corp.	2,828	132,577
Sigma-Aldrich Corp.	1,582	219,771
The Dow Chemical Co.	15,205	644,692
The Mosaic Co.	4,400	136,884
The Sherwin-Williams Co.	1,093	243,499
Vulcan Materials Co.	1,755	156,546
WestRock Co.	3,328	171,192
		6,223,738
Media 3.2%
Cablevision Systems Corp., Class A	3,000	97,410
CBS Corp., Class B - Non Voting Shares	5,780	230,622
Comcast Corp., Class A	32,792	1,865,209
Discovery Communications, Inc., Class A *	1,700	44,251
Discovery Communications, Inc., Class C *	3,500	85,015
News Corp., Class A	5,048	63,706
News Corp., Class B	1,100	14,102
Omnicom Group, Inc.	3,340	220,106
Scripps Networks Interactive, Inc., Class A	1,200	59,028
TEGNA, Inc.	2,960	66,274
The Interpublic Group of Cos., Inc.	4,997	95,593
The Walt Disney Co.	20,358	2,080,588
Time Warner Cable, Inc.	3,727	668,512
Time Warner, Inc.	10,627	730,606
Twenty-First Century Fox, Inc., Class A	21,858	589,729
Viacom, Inc., Class B	4,516	194,865
		7,105,616
Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	21,809	1,186,628
Agilent Technologies, Inc.	4,301	147,653
Alexion Pharmaceuticals, Inc. *	2,939	459,630
Allergan plc *	5,147	1,399,006
Amgen, Inc.	9,903	1,369,783
Baxalta, Inc.	6,927	218,270
Biogen, Inc. *	3,086	900,526
Bristol-Myers Squibb Co.	21,773	1,288,962
Celgene Corp. *	10,375	1,122,264
Eli Lilly & Co.	12,705	1,063,281
Endo International plc *	2,700	187,056
Gilead Sciences, Inc.	19,161	1,881,419
Johnson & Johnson	36,310	3,389,538
Mallinckrodt plc *	1,500	95,910
Security	Number of Shares	Value ($)
Merck & Co., Inc.	37,027	1,828,763
Mylan N.V. *	5,291	213,016
PerkinElmer, Inc.	1,500	68,940
Perrigo Co., plc	1,934	304,160
Pfizer, Inc.	80,676	2,534,033
Regeneron Pharmaceuticals, Inc. *	987	459,093
Thermo Fisher Scientific, Inc.	5,150	629,742
Vertex Pharmaceuticals, Inc. *	3,201	333,352
Waters Corp. *	1,100	130,031
Zoetis, Inc.	6,122	252,104
		21,463,160
Real Estate 2.7%
American Tower Corp.	5,548	488,113
Apartment Investment & Management Co., Class A	1,877	69,486
AvalonBay Communities, Inc.	1,708	298,592
Boston Properties, Inc.	2,109	249,705
CBRE Group, Inc., Class A *	3,600	115,200
Crown Castle International Corp.	4,303	339,378
Equinix, Inc.	700	191,380
Equity Residential	4,700	353,064
Essex Property Trust, Inc.	900	201,078
General Growth Properties, Inc.	7,900	205,163
HCP, Inc.	6,016	224,096
Host Hotels & Resorts, Inc.	9,560	151,144
Iron Mountain, Inc.	2,287	70,943
Kimco Realty Corp.	5,420	132,411
Plum Creek Timber Co., Inc.	2,268	89,609
Prologis, Inc.	7,010	272,689
Public Storage	1,852	391,939
Realty Income Corp.	3,300	156,387
Simon Property Group, Inc.	4,001	735,064
SL Green Realty Corp.	1,300	140,608
The Macerich Co.	1,807	138,814
Ventas, Inc.	4,519	253,335
Vornado Realty Trust	2,360	213,391
Welltower, Inc.	4,562	308,939
Weyerhaeuser Co.	6,966	190,450
		5,980,978
Retailing 5.3%
Advance Auto Parts, Inc.	1,000	189,530
Amazon.com, Inc. *	5,004	2,561,498
AutoNation, Inc. *	900	52,362
AutoZone, Inc. *	400	289,532
Bed Bath & Beyond, Inc. *	2,316	132,058
Best Buy Co., Inc.	3,721	138,124
CarMax, Inc. *	2,726	161,706
Dollar General Corp.	3,985	288,673
Dollar Tree, Inc. *	2,934	195,581
Expedia, Inc.	1,350	158,868
GameStop Corp., Class A (b)	1,454	59,919
Genuine Parts Co.	1,900	157,491
Kohl's Corp.	2,682	124,203
L Brands, Inc.	3,364	303,197
Lowe's Cos., Inc.	12,273	845,855
Macy's, Inc.	4,322	221,805
Netflix, Inc. *	5,537	571,751
Nordstrom, Inc.	1,750	125,493

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
O'Reilly Automotive, Inc. *	1,309	327,250
Ross Stores, Inc.	5,278	255,825
Signet Jewelers Ltd.	1,100	149,743
Staples, Inc.	8,250	96,773
Target Corp.	8,376	658,856
The Gap, Inc.	3,476	99,066
The Home Depot, Inc.	16,774	1,937,229
The Priceline Group, Inc. *	669	827,459
The TJX Cos., Inc.	8,820	629,924
Tiffany & Co.	1,426	110,116
Tractor Supply Co.	1,700	143,344
TripAdvisor, Inc. *	1,500	94,530
Urban Outfitters, Inc. *	1,200	35,256
		11,943,017
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	3,977	199,168
Analog Devices, Inc.	4,130	232,973
Applied Materials, Inc.	15,655	229,972
Avago Technologies Ltd.	3,357	419,659
Broadcom Corp., Class A	7,114	365,873
First Solar, Inc. *	900	38,475
Intel Corp.	62,184	1,874,226
KLA-Tencor Corp.	2,000	100,000
Lam Research Corp.	2,112	137,977
Linear Technology Corp.	3,030	122,260
Microchip Technology, Inc.	2,600	112,034
Micron Technology, Inc. *	14,257	213,570
NVIDIA Corp.	6,368	156,971
Qorvo, Inc. *	1,950	87,848
Skyworks Solutions, Inc.	2,600	218,946
Texas Instruments, Inc.	13,468	666,935
Xilinx, Inc.	3,513	148,951
		5,325,838
Software & Services 11.5%
Accenture plc, Class A	8,134	799,247
Activision Blizzard, Inc.	6,500	200,785
Adobe Systems, Inc. *	6,535	537,308
Akamai Technologies, Inc. *	2,375	164,017
Alliance Data Systems Corp. *	816	211,328
Autodesk, Inc. *	2,820	124,475
Automatic Data Processing, Inc.	6,115	491,401
CA, Inc.	4,044	110,401
Citrix Systems, Inc. *	2,060	142,717
Cognizant Technology Solutions Corp., Class A *	7,840	490,862
Computer Sciences Corp.	1,900	116,622
eBay, Inc. *	14,497	354,307
Electronic Arts, Inc. *	4,052	274,523
Facebook, Inc., Class A *	29,653	2,665,805
Fidelity National Information Services, Inc.	3,800	254,904
Fiserv, Inc. *	3,120	270,223
Google, Inc., Class A *	3,825	2,441,765
Google, Inc., Class C *	3,890	2,366,754
International Business Machines Corp.	11,778	1,707,457
Intuit, Inc.	3,696	328,020
MasterCard, Inc., Class A	13,086	1,179,310
Security	Number of Shares	Value ($)
Microsoft Corp.	104,912	4,643,405
Oracle Corp.	42,562	1,537,339
Paychex, Inc.	4,046	192,711
PayPal Holdings, Inc. *	14,597	453,091
Red Hat, Inc. *	2,474	177,831
salesforce.com, Inc. *	8,169	567,174
Symantec Corp.	9,187	178,871
Teradata Corp. *	1,780	51,549
The Western Union Co.	6,559	120,423
Total System Services, Inc.	2,100	95,403
VeriSign, Inc. *	1,425	100,548
Visa, Inc., Class A	25,384	1,768,249
Xerox Corp.	14,267	138,818
Yahoo! Inc. *	11,294	326,510
		25,584,153
Technology Hardware & Equipment 6.4%
Amphenol Corp., Class A	4,100	208,936
Apple, Inc.	74,721	8,241,726
Cisco Systems, Inc.	66,361	1,741,976
Corning, Inc.	16,665	285,305
EMC Corp.	25,146	607,527
F5 Networks, Inc. *	895	103,641
FLIR Systems, Inc.	1,834	51,334
Harris Corp.	1,600	117,040
Hewlett-Packard Co.	23,769	608,724
Juniper Networks, Inc.	4,700	120,837
Motorola Solutions, Inc.	2,149	146,949
NetApp, Inc.	3,900	115,440
QUALCOMM, Inc.	20,650	1,109,525
SanDisk Corp.	2,771	150,548
Seagate Technology plc	4,279	191,699
TE Connectivity Ltd.	5,232	313,345
Western Digital Corp.	2,800	222,432
		14,336,984
Telecommunication Services 2.4%
AT&T, Inc.	80,428	2,620,344
CenturyLink, Inc.	7,485	188,023
Frontier Communications Corp.	15,605	74,124
Level 3 Communications, Inc. *	3,967	173,318
Verizon Communications, Inc.	52,938	2,303,333
		5,359,142
Transportation 2.2%
American Airlines Group, Inc.	8,781	340,966
C.H. Robinson Worldwide, Inc.	1,900	128,782
CSX Corp.	12,901	347,037
Delta Air Lines, Inc.	10,622	476,609
Expeditors International of Washington, Inc.	2,600	122,330
FedEx Corp.	3,385	487,372
JB Hunt Transport Services, Inc.	1,192	85,109
Kansas City Southern	1,400	127,232
Norfolk Southern Corp.	4,000	305,600
Ryder System, Inc.	662	49,015
Southwest Airlines Co.	8,873	337,529
Union Pacific Corp.	11,306	999,563

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
United Continental Holdings, Inc. *	5,000	265,250
United Parcel Service, Inc., Class B	9,158	903,803
		4,976,197
Utilities 3.1%
AES Corp.	9,089	88,981
AGL Resources, Inc.	1,643	100,289
Ameren Corp.	3,100	131,037
American Electric Power Co., Inc.	6,269	356,455
CenterPoint Energy, Inc.	5,250	94,710
CMS Energy Corp.	4,096	144,671
Consolidated Edison, Inc.	3,735	249,685
Dominion Resources, Inc.	7,726	543,756
DTE Energy Co.	2,138	171,831
Duke Energy Corp.	9,137	657,316
Edison International	4,480	282,554
Entergy Corp.	2,527	164,508
Eversource Energy	3,836	194,178
Exelon Corp.	11,260	334,422
FirstEnergy Corp.	5,381	168,479
NextEra Energy, Inc.	6,232	607,932
NiSource, Inc.	4,092	75,907
NRG Energy, Inc.	4,386	65,132
Pepco Holdings, Inc.	3,150	76,293
PG&E Corp.	6,614	349,219
Pinnacle West Capital Corp.	1,550	99,417
PPL Corp.	8,667	285,058
Public Service Enterprise Group, Inc.	6,714	283,062
SCANA Corp.	1,800	101,268
Sempra Energy	3,031	293,158
TECO Energy, Inc.	2,740	71,952
The Southern Co.	11,629	519,816
WEC Energy Group, Inc.	4,396	229,559
Xcel Energy, Inc.	6,333	224,251
		6,964,896
Total Common Stock
(Cost $121,336,197)		221,586,357

Other Investment Companies 0.1% of net assets
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.01% (c)	167,556	167,556
Total Other Investment Company
(Cost $167,556)		167,556
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.7% of net assets
Time Deposit 0.7%
JPMorgan Chase Bank
0.03%, 10/01/15	1,532,121	1,532,121
Total Short-Term Investment
(Cost $1,532,121)		1,532,121

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $126,033,275 and the unrealized appreciation and depreciation were $102,256,643 and ($5,003,884), respectively, with a net unrealized appreciation of $97,252,759.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $170,543.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 09/30/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/18/15	18	1,717,830	(16,590)

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's investments as of September 30, 2015:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$221,586,357	$—	$—	$221,586,357
Other Investment Company[1]	167,556	—	—	167,556
Short-Term Investments[1]	—	1,532,121	—	1,532,121
Total	$221,753,913	$1,532,121	$—	$223,286,034
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($16,590)	$—	$—	($16,590)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
On September 30, 2015, the funds had open equity index futures contracts. The funds invest in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (continued)
positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
REG47715SEP15

Schwab Annuity Portfolios
Schwab Money Market Portfolio™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
57.5%	Fixed-Rate Obligations	66,178,254	66,178,254
4.1%	Variable-Rate Obligations	4,701,646	4,701,646
0.0%	Other Investment Company	45,600	45,600
37.1%	Repurchase Agreements	42,710,746	42,710,746
98.7%	Total Investments	113,636,246	113,636,246
1.3%	Other Assets and Liabilities, Net		1,520,215
100.0%	Net Assets		115,156,461

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 57.5% of net assets
Government Agency Debt 48.8%
Farm Credit System		4.88%		12/16/15	1,500,000	1,514,450
		3.68%		01/12/16	1,525,000	1,539,678
Federal Home Loan Bank		0.12%		10/21/15	5,000,000	4,999,667
		0.10%		11/06/15	8,000,000	7,999,200
		0.19%		11/09/15	6,200,000	6,198,757
		0.06%		11/12/15	6,000,000	5,999,580
		0.19%		11/16/15	5,945,000	5,943,595
		0.06%		11/18/15	5,590,000	5,589,553
		0.25%		11/20/15	1,200,000	1,199,583
		0.13%		12/11/15	1,700,000	1,699,564
		0.24%		12/18/15	4,800,000	4,800,586
		0.22%		02/29/16	2,224,000	2,221,976
		0.33%		04/01/16	5,000,000	5,001,372
Freddie Mac		0.29%		02/22/16	1,420,000	1,418,353
						56,125,914
Treasury Debt 8.7%
United States Treasury Department		2.13%		12/31/15	10,000,000	10,052,340
Total Fixed-Rate Obligations
(Cost $66,178,254)						66,178,254

    1

Schwab Money Market Portfolio
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 4.1% of net assets
Government Agency Debt 4.1%
Fannie Mae		0.23%	10/15/15	08/12/16	2,100,000	2,100,730
		0.23%	10/15/15	08/15/16	2,600,000	2,600,916
Total Variable-Rate Obligations
(Cost $4,701,646)						4,701,646
Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.0% of net assets
Money Market Fund 0.0%
State Street Institutional US Government Money Market Fund, Premier Class	(a)	0.00%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 37.1% of net assets
Treasury Repurchase Agreements 37.1%
Barclays Capital, Inc
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $17,340,000, 1.25% - 4.50%, due 10/31/15 - 02/15/36)		0.10%		10/01/15	17,000,047	17,000,000
BNP Paribas Securities Corp
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $9,905,037, 0.00% - 1.63%, due 10/15/15 - 07/31/20)		0.08%		10/01/15	9,710,767	9,710,746
JP Morgan Securities, LLC
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $11,220,076, 2.00%, due 07/31/20)		0.12%		10/01/15	11,000,037	11,000,000
Wells Fargo Bank, NA
Issued 09/30/15, repurchase date 10/01/15 (Collateralized by U.S. Treasury Securities valued at $5,100,021, 1.50%, due 10/31/19)		0.12%		10/01/15	5,000,017	5,000,000
Total Repurchase Agreements
(Cost $42,710,746)						42,710,746

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $113,636,246.
(a)	The rate shown is the 7-day yield.
2

Schwab Money Market Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of September 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$66,178,254	$—	$66,178,254
Variable-Rate Obligations[1]	—	4,701,646	—	4,701,646
Other Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	42,710,746	—	42,710,746
Total	$45,600	$113,590,646	$—	$113,636,246
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
    3

Schwab Money Market Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
4

Schwab Money Market Portfolio
Notes to Portfolio Holdings (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47713SEP15
5

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.0%	Other Investment Companies	19,521,476	28,374,838
3.1%	Short-Term Investments	920,811	920,811
100.1%	Total Investments	20,442,287	29,295,649
(0.1%)	Other Assets and Liabilities, Net		(38,256)
100.0%	Net Assets		29,257,393

Security	Number of Shares	Value ($)
Other Investment Companies 97.0% of net assets
Equity Funds 79.8%
International 19.9%
Schwab International Index Fund (a)	334,841	5,802,791
Large-Cap 40.1%
Schwab 1000 Index Fund (a)	59,060	2,933,487
Schwab S&P 500 Index Fund (a)	289,185	8,802,790
		11,736,277
Small-Cap 19.8%
Schwab Small-Cap Index Fund (a)	232,570	5,788,678
		23,327,746
Fixed-Income Fund 15.4%
Intermediate-Term Bond 15.4%
Schwab Total Bond Market Fund (a)	474,346	4,511,032
Security	Number of Shares	Value ($)
Money Market Fund 1.8%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.10% (a)(b)	536,060	536,060
Total Other Investment Companies
(Cost $19,521,476)		28,374,838
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.1% of net assets
Time Deposits 3.1%
Australia & New Zealand Banking Group Ltd.
0.03%, 10/01/15	288,252	288,252
ING Bank
0.03%, 10/01/15	56,055	56,055
Sumitomo Mitsui Banking Corp.
0.03%, 10/01/15	288,252	288,252
Wells Fargo
0.03%, 10/01/15	288,252	288,252
Total Short-Term Investments
(Cost $920,811)		920,811

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $21,201,069 and the unrealized appreciation and depreciation were $8,094,580 and ($0), respectively, with a net unrealized appreciation of $8,094,580.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of September 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$28,374,838	$—	$—	$28,374,838
Short-Term Investments[1]	—	920,811	—	920,811
Total	$28,374,838	$920,811	$—	$29,295,649
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
    1

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or
2

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings (continued)
more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's investments as of September 30, 2015:
REG47714SEP15
3

Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	46,092,301	46,172,627
3.3%	Short-Term Investments	1,545,683	1,545,683
101.2%	Total Investments	47,637,984	47,718,310
(1.2%)	Other Assets and Liabilities, Net		(574,457)
100.0%	Net Assets		47,143,853

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
U.S. Stocks 20.1%
Large-Cap 15.1%
Schwab U.S. Large-Cap ETF (a)	155,282	7,105,705
Micro-Cap 1.0%
iShares Micro-Cap ETF	6,795	473,951
Small-Cap 4.0%
Schwab U.S. Small-Cap ETF (a)	37,367	1,897,870
		9,477,526
International Stocks 17.5%
Developed-Market Large-Cap 11.0%
Schwab International Equity ETF (a)	190,268	5,207,635
Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF (a)	33,124	945,359
Emerging-Market 4.5%
Schwab Emerging Markets Equity ETF (a)	105,078	2,124,677
		8,277,671
Real Assets 9.0%
Commodity 2.6%
Credit Suisse Commodity Return Strategy Fund, Class I *	240,387	1,209,149
Real Estate 6.4%
Schwab U.S. REIT ETF (a)	81,328	3,024,588
		4,233,737
Fixed Income 38.4%
Agency Bond 2.0%
iShares Agency Bond ETF	8,310	947,672
Corporate Bond 6.5%
iShares Core U.S. Credit Bond ETF	28,111	3,048,919
Security	Number of Shares	Value ($)
High Yield Bond 1.0%
SPDR Barclays High Yield Bond ETF	13,854	494,034
Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	14,870	798,370
International Developed-Market Bond 2.0%
SPDR Barclays International Treasury Bond ETF	17,778	925,701
Mortgage-Backed Bond 13.0%
iShares MBS ETF	56,142	6,154,286
Treasury Bond 12.2%
Schwab Intermediate-Term U.S. Treasury ETF (a)	105,140	5,730,130
		18,099,112
Money Market Fund 12.9%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.10% (a)(b)	6,084,581	6,084,581
Total Other Investment Companies
(Cost $46,092,301)		46,172,627
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.3% of net assets
Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.03%, 10/01/15	467,327	467,327
JPMorgan Chase Bank
0.03%, 10/01/15	467,327	467,327
Sumitomo Mitsui Banking Corp.
0.03%, 10/01/15	467,327	467,327
Wells Fargo
0.03%, 10/01/15	143,702	143,702
Total Short-Term Investments
(Cost $1,545,683)		1,545,683

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $47,907,135 and the unrealized appreciation and depreciation were $1,274,920 and ($1,463,745) respectively, with a net unrealized depreciation of ($188,825).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

    1

Schwab VIT Balanced Portfolio
Portfolio Holdings (Unaudited) continued
ETF —	Exchange Traded Fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the fund's investments as of September 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$46,172,627	$—	$—	$46,172,627
Short-Term Investments[1]	—	1,545,683	—	1,545,683
Total	$46,172,627	$1,545,683	$—	$47,718,310
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
2

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
3

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings (continued)
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's investments as of September 30, 2015:
REG68012SEP15
4

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.5%	Other Investment Companies	106,741,022	106,060,134
2.7%	Short-Term Investments	2,919,482	2,919,482
100.2%	Total Investments	109,660,504	108,979,616
(0.2%)	Other Assets and Liabilities, Net		(204,572)
100.0%	Net Assets		108,775,044

Security	Number of Shares	Value ($)
Other Investment Companies 97.5% of net assets
U.S. Stocks 29.1%
Large-Cap 22.1%
Schwab U.S. Large-Cap ETF (a)	524,534	24,002,676
Micro-Cap 1.0%
iShares Micro-Cap ETF	15,647	1,091,378
Small-Cap 6.0%
Schwab U.S. Small-Cap ETF (a)	129,106	6,557,294
		31,651,348
International Stocks 25.5%
Developed-Market Large-Cap 17.0%
Schwab International Equity ETF (a)	677,293	18,537,509
Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF (a)	114,380	3,264,405
Emerging-Market 5.5%
Schwab Emerging Markets Equity ETF (a)	295,734	5,979,742
		27,781,656
Real Assets 10.0%
Commodity 3.6%
Credit Suisse Commodity Return Strategy Fund, Class I *	774,830	3,897,394
Real Estate 6.4%
Schwab U.S. REIT ETF (a)	187,309	6,966,021
		10,863,415
Fixed Income 30.3%
Agency Bond 2.0%
iShares Agency Bond ETF	18,955	2,161,628
Security	Number of Shares	Value ($)
Corporate Bond 4.5%
iShares Core U.S. Credit Bond ETF	44,823	4,861,503
High Yield Bond 1.0%
SPDR Barclays High Yield Bond ETF	31,909	1,137,875
Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	34,264	1,839,634
International Developed-Market Bond 0.9%
SPDR Barclays International Treasury Bond ETF	19,718	1,026,716
Mortgage-Backed Bond 11.0%
iShares MBS ETF	109,554	12,009,310
Treasury Bond 9.2%
Schwab Intermediate-Term U.S. Treasury ETF (a)	182,602	9,951,809
		32,988,475
Money Market Fund 2.6%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.10% (a)(b)	2,775,240	2,775,240
Total Other Investment Companies
(Cost $106,741,022)		106,060,134
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.7% of net assets
Time Deposits 2.7%
Australia & New Zealand Banking Group Ltd.
0.03%, 10/01/15	1,076,293	1,076,293
Sumitomo Mitsui Banking Corp.
0.03%, 10/01/15	1,076,293	1,076,293
Wells Fargo
0.03%, 10/01/15	766,896	766,896
Total Short-Term Investments
(Cost $2,919,482)		2,919,482

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $110,060,017 and the unrealized appreciation and depreciation were $3,520,095 and ($4,600,496) respectively, with a net unrealized depreciation of ($1,080,401).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

    1

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings (Unaudited) continued
ETF —	Exchange Traded Fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the fund's investments as of September 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$106,060,134	$—	$—	$106,060,134
Short-Term Investments[1]	—	2,919,482	—	2,919,482
Total	$106,060,134	$2,919,482	$—	$108,979,616
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
2

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
3

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings (continued)
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's investments as of September 30, 2015:
REG68013SEP15
4

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio
Portfolio Holdings  as of September 30, 2015 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.7%	Other Investment Companies	113,272,511	111,892,662
2.5%	Short-Term Investments	2,852,113	2,852,113
100.2%	Total Investments	116,124,624	114,744,775
(0.2%)	Other Assets and Liabilities, Net		(185,486)
100.0%	Net Assets		114,559,289

Security	Number of Shares	Value ($)
Other Investment Companies 97.7% of net assets
U.S. Stocks 38.1%
Large-Cap 29.1%
Schwab U.S. Large-Cap ETF (a)	727,460	33,288,570
Micro-Cap 2.0%
iShares Micro-Cap ETF	32,942	2,297,704
Small-Cap 7.0%
Schwab U.S. Small-Cap ETF (a)	158,480	8,049,199
		43,635,473
International Stocks 33.5%
Developed-Market Large-Cap 21.0%
Schwab International Equity ETF (a)	880,231	24,091,922
Developed-Market Small-Cap 5.0%
Schwab International Small-Cap Equity ETF (a)	200,264	5,715,535
Emerging-Market 7.5%
Schwab Emerging Markets Equity ETF (a)	424,286	8,579,063
		38,386,520
Real Assets 10.0%
Commodity 3.6%
Credit Suisse Commodity Return Strategy Fund, Class I *	815,104	4,099,975
Real Estate 6.4%
Schwab U.S. REIT ETF (a)	197,074	7,329,182
		11,429,157
Fixed Income 13.4%
Corporate Bond 2.5%
iShares Core U.S. Credit Bond ETF	26,198	2,841,435
Security	Number of Shares	Value ($)
Inflation-Protected Bond 0.7%
Schwab U.S. TIPS ETF (a)	14,834	796,437
Mortgage-Backed Bond 5.1%
iShares MBS ETF	52,964	5,805,914
Treasury Bond 5.1%
Schwab Intermediate-Term U.S. Treasury ETF (a)	108,594	5,918,373
		15,362,159
Money Market Fund 2.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.10% (a)(b)	3,079,353	3,079,353
Total Other Investment Companies
(Cost $113,272,511)		111,892,662
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.5% of net assets
Time Deposits 2.5%
Australia & New Zealand Banking Group Ltd.
0.03%, 10/01/15	1,128,964	1,128,964
Sumitomo Mitsui Banking Corp.
0.03%, 10/01/15	1,128,964	1,128,964
Wells Fargo
0.03%, 10/01/15	594,185	594,185
Total Short-Term Investments
(Cost $2,852,113)		2,852,113

End of Investments.

At 09/30/15, the tax basis cost of the fund's investments was $116,678,819 and the unrealized appreciation and depreciation were $3,733,526 and ($5,667,570), respectively, with a net unrealized depreciation of ($1,934,044).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
    1

Schwab VIT Growth Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of September 30, 2015:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$111,892,662	$—	$—	$111,892,662
Short-Term Investments[1]	—	2,852,113	—	2,852,113
Total	$111,892,662	$2,852,113	$—	$114,744,775
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2015.
2

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
3

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings (continued)
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund's investments as of September 30, 2015:
REG68014SEP15
4

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 17, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	November 13, 2015